UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2020

Massachusetts Investors Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MIT-SEM

Massachusetts Investors Trust

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

Markets experienced dramatic swings in early 2020, as the coronavirus pandemic brought the global economy to a standstill for several months. Optimism over the development of vaccines and therapeutics, along with a decline in cases in countries that had been affected by the outbreak early on, brightened the economic and market outlook during the second quarter, as did the phased reopening of US states. However, a great deal of uncertainty remains, including the possibility of a second wave of cases later this year, as many countries continue to experience COVID-19 flare-ups.

Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support.

As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery; however, if markets disconnect from fundamentals, they can also sow the seeds of instability. In the aftermath of the crisis, societal changes may be likely, as households, businesses, and governments adjust to a new reality, and these alterations could affect the investment landscape. For investors, events, such as the COVID-19 outbreak, demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our unique global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

August 17, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	5.5%
Alphabet, Inc., “A”	3.9%
Johnson & Johnson	2.9%
Visa, Inc., “A”	2.5%
Mastercard, Inc., “A”	2.4%
American Tower Corp., REIT	2.4%
Medtronic PLC	2.2%
JPMorgan Chase & Co.	2.2%
Fidelity National Information Services, Inc.	2.1%
Apple, Inc.	2.1%

GICS equity sectors (g)
Information Technology	26.1%
Health Care	18.3%
Communication Services	10.9%
Financials	10.4%
Consumer Discretionary	8.9%
Consumer Staples	8.0%
Industrials	5.9%
Materials	4.1%
Real Estate	3.7%
Energy	2.0%
Utilities	0.6%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, January 1, 2020 through June 30, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Expenses Paid During Period (p) 1/01/20-6/30/20
A	Actual	0.70%	$1,000.00	$950.45	$3.39
	Hypothetical (h)	0.70%	$1,000.00	$1,021.38	$3.52
B	Actual	1.47%	$1,000.00	$946.81	$7.12
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
C	Actual	1.47%	$1,000.00	$947.03	$7.12
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
I	Actual	0.47%	$1,000.00	$951.84	$2.28
	Hypothetical (h)	0.47%	$1,000.00	$1,022.53	$2.36
R1	Actual	1.47%	$1,000.00	$946.74	$7.12
	Hypothetical (h)	1.47%	$1,000.00	$1,017.55	$7.37
R2	Actual	0.97%	$1,000.00	$949.43	$4.70
	Hypothetical (h)	0.97%	$1,000.00	$1,020.04	$4.87
R3	Actual	0.72%	$1,000.00	$950.44	$3.49
	Hypothetical (h)	0.72%	$1,000.00	$1,021.28	$3.62
R4	Actual	0.47%	$1,000.00	$951.49	$2.28
	Hypothetical (h)	0.47%	$1,000.00	$1,022.53	$2.36
R6	Actual	0.38%	$1,000.00	$952.34	$1.84
	Hypothetical (h)	0.38%	$1,000.00	$1,022.97	$1.91
529A	Actual	0.76%	$1,000.00	$950.42	$3.69
	Hypothetical (h)	0.76%	$1,000.00	$1,021.08	$3.82
529B	Actual	0.41%	$1,000.00	$952.36	$1.99
	Hypothetical (h)	0.41%	$1,000.00	$1,022.82	$2.06
529C	Actual	1.52%	$1,000.00	$946.81	$7.36
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the period from January 1, 2020 through June 30, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period,

Expense Table – continued

and the hypothetical expenses paid during the period would have been approximately 1.51%, $7.33, and $7.57 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A, Class 529A, and Class 529B shares, this rebate reduced the expense ratios above by 0.02%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

6/30/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.9%
Aerospace - 1.8%
Honeywell International, Inc.	706,104	$102,095,577

Alcoholic Beverages - 2.3%
Diageo PLC	1,914,844	$63,623,529
Pernod Ricard S.A.	405,435	63,793,622

		$127,417,151
Apparel Manufacturers - 2.2%
LVMH Moet Hennessy Louis Vuitton SE	161,572	$70,885,931
NIKE, Inc., “B”	531,975	52,160,149

		$123,046,080
Biotechnology - 0.9%
Illumina, Inc. (a)	136,477	$50,544,257

Brokerage & Asset Managers - 3.0%
Blackstone Group, Inc.	767,750	$43,500,715
NASDAQ, Inc.	815,205	97,392,541
TD Ameritrade Holding Corp.	762,618	27,744,043

		$168,637,299
Business Services - 5.2%
Accenture PLC, “A”	450,820	$96,800,070
Amdocs Ltd.	1,005,738	61,229,329
Cognizant Technology Solutions Corp., “A”	302,091	17,164,811
Fidelity National Information Services, Inc.	899,509	120,615,162

		$295,809,372
Cable TV - 1.9%
Comcast Corp., “A”	2,721,639	$106,089,488

Chemicals - 0.8%
PPG Industries, Inc.	416,334	$44,156,384

Computer Software - 8.7%
Adobe Systems, Inc. (a)	254,623	$110,839,938
Microsoft Corp.	1,518,568	309,043,774
Salesforce.com, Inc. (a)	385,411	72,199,042

		$492,082,754

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 2.8%
Apple, Inc.	321,941	$117,444,077
Cisco Systems, Inc.	854,203	39,840,028

		$157,284,105
Construction - 1.4%
Sherwin-Williams Co.	138,238	$79,880,828

Consumer Products - 2.6%
Colgate-Palmolive Co.	923,519	$67,657,002
Estee Lauder Cos., Inc., “A”	145,666	27,484,261
Kimberly-Clark Corp.	364,327	51,497,621

		$146,638,884
Containers - 1.1%
Crown Holdings, Inc. (a)	937,468	$61,057,291

Electrical Equipment - 3.3%
AMETEK, Inc.	807,206	$72,140,000
Fortive Corp.	1,012,691	68,518,673
TE Connectivity Ltd.	563,066	45,918,033

		$186,576,706
Electronics - 3.6%
Analog Devices, Inc.	490,265	$60,126,100
Intel Corp.	900,286	53,864,111
Texas Instruments, Inc.	724,968	92,049,187

		$206,039,398
Energy - Independent - 0.9%
ConocoPhillips	915,381	$38,464,309
EOG Resources, Inc.	298,889	15,141,717

		$53,606,026
Food & Beverages - 2.1%
Danone S.A.	917,431	$63,451,944
Mondelez International, Inc.	1,062,844	54,343,214

		$117,795,158
General Merchandise - 1.3%
Dollar General Corp.	396,775	$75,589,605

Health Maintenance Organizations - 0.8%
Cigna Corp.	252,466	$47,375,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 1.0%
Chubb Ltd.	437,584	$55,406,886

Internet - 7.3%
Alphabet, Inc., “A” (a)	155,036	$219,848,800
Alphabet, Inc., “C” (a)	57,603	81,428,177
Facebook, Inc., “A” (a)	486,098	110,378,273

		$411,655,250
Leisure & Toys - 1.7%
Electronic Arts, Inc. (a)	726,717	$95,962,980

Major Banks - 5.4%
Bank of America Corp.	4,411,747	$104,778,991
Goldman Sachs Group, Inc.	404,758	79,988,276
JPMorgan Chase & Co.	1,309,535	123,174,862

		$307,942,129
Medical & Health Technology & Services - 1.6%
ICON PLC (a)	204,529	$34,454,955
PRA Health Sciences, Inc. (a)	578,829	56,314,274

		$90,769,229
Medical Equipment - 8.0%
Becton, Dickinson and Co.	481,473	$115,202,045
Danaher Corp.	545,290	96,423,631
Medtronic PLC	1,374,807	126,069,802
Thermo Fisher Scientific, Inc.	312,590	113,263,860

		$450,959,338
Natural Gas - Pipeline - 1.1%
Enterprise Products Partners LP	3,330,213	$60,509,970

Network & Telecom - 1.3%
Equinix, Inc., REIT	108,270	$76,038,021

Other Banks & Diversified Financials - 6.0%
Mastercard, Inc., “A”	465,818	$137,742,383
Truist Financial Corp.	1,543,599	57,962,142
Visa, Inc., “A”	732,179	141,435,017

		$337,139,542
Pharmaceuticals - 6.9%
Eli Lilly & Co.	614,793	$100,936,714
Johnson & Johnson	1,146,133	161,180,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Merck & Co., Inc.	911,736	$70,504,545
Zoetis, Inc.	431,494	59,131,938

		$391,753,881
Railroad & Shipping - 1.4%
Canadian National Railway Co.	884,873	$78,373,202

Restaurants - 0.8%
Starbucks Corp.	606,396	$44,624,682

Retailers - 1.1%
Costco Wholesale Corp.	207,826	$63,014,921

Specialty Chemicals - 0.8%
DuPont de Nemours, Inc.	878,400	$46,669,392

Specialty Stores - 4.6%
Home Depot, Inc.	290,836	$72,857,326
Ross Stores, Inc.	184,957	15,765,735
Target Corp.	634,990	76,154,351
Tractor Supply Co.	702,419	92,571,800

		$257,349,212
Telecommunications - Wireless - 2.4%
American Tower Corp., REIT	514,305	$132,968,415

Trucking - 0.2%
Old Dominion Freight Line, Inc.	73,875	$12,528,461

Utilities - Electric Power - 0.6%
American Electric Power Co., Inc.	391,586	$31,185,909
Total Common Stocks (Identified Cost, $3,061,330,342)		$5,586,573,028

Investment Companies (h) - 1.2%
Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.17% (v) (Identified Cost, $70,672,255)	70,669,210	$70,676,277

Other Assets, Less Liabilities - (0.1)%		(6,172,151)
Net Assets - 100.0%		$5,651,077,154

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued

(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $70,676,277 and $5,586,573,028, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $3,061,330,342)	$5,586,573,028
Investments in affiliated issuers, at value (identified cost, $70,672,255)	70,676,277
Cash	317,540
Receivables for
Fund shares sold	3,100,387
Dividends	4,138,675
Receivable from distributor	110,890
Other assets	198,679
Total assets	$5,665,115,476

Liabilities
Payables for
Distributions	$3,106,067
Fund shares reacquired	8,908,335
Payable to affiliates
Investment adviser	99,976
Administrative services fee	3,290
Shareholder servicing costs	1,717,080
Program manager fees	54
Payable for independent Trustees’ compensation	7,240
Accrued expenses and other liabilities	196,280
Total liabilities	$14,038,322
Net assets	$5,651,077,154

Net assets consist of
Paid-in capital	$3,025,063,528
Total distributable earnings (loss)	2,626,013,626
Net assets	$5,651,077,154
Shares of beneficial interest outstanding	184,673,570

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,593,722,619	116,032,806	$30.97
Class B	41,557,220	1,393,413	29.82
Class C	148,364,517	5,094,630	29.12
Class I	443,347,827	14,799,708	29.96
Class R1	12,672,797	439,495	28.83
Class R2	97,133,162	3,322,339	29.24
Class R3	255,934,873	8,352,078	30.64
Class R4	70,062,194	2,237,571	31.31
Class R6	968,083,506	32,317,591	29.96
Class 529A	16,439,863	547,282	30.04
Class 529B	306,793	10,942	28.04
Class 529C	3,451,783	125,715	27.46

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $32.86 [100 / 94.25 x $30.97] and $31.87 [100 / 94.25 x $30.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$44,259,713
Dividends from affiliated issuers	304,128
Income on securities loaned	168,325
Other	112,059
Foreign taxes withheld	(131,807)
Total investment income	$44,712,418
Expenses
Management fee	$9,160,668
Distribution and service fees	6,068,819
Shareholder servicing costs	2,718,033
Program manager fees	4,812
Administrative services fee	293,796
Independent Trustees’ compensation	43,391
Custodian fee	87,304
Shareholder communications	143,815
Audit and tax fees	31,616
Legal fees	26,547
Miscellaneous	161,859
Total expenses	$18,740,660
Reduction of expenses by distributor	(371,676)
Net expenses	$18,368,984
Net investment income (loss)	$26,343,434

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$89,513,967
Affiliated issuers	(14,579)
Foreign currency	(83,341)
Net realized gain (loss)	$89,416,047
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(424,977,783)
Affiliated issuers	4,022
Net unrealized gain (loss)	$(424,973,761)
Net realized and unrealized gain (loss)	$(335,557,714)
Change in net assets from operations	$(309,214,280)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/20 (unaudited)	Year ended 12/31/19

From operations
Net investment income (loss)	$26,343,434	$53,170,822
Net realized gain (loss)	89,416,047	393,166,742
Net unrealized gain (loss)	(424,973,761)	1,118,546,292
Change in net assets from operations	$(309,214,280)	$1,564,883,856
Total distributions to shareholders	$(36,423,055)	$(447,821,510)
Change in net assets from fund share transactions	$(138,892,813)	$(96,063,566)
Total change in net assets	$(484,530,148)	$1,020,998,780

Net assets
At beginning of period	6,135,607,302	5,114,608,522
At end of period	$5,651,077,154	$6,135,607,302

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/20		Year ended
Class A			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$32.79		$26.79	$32.15	$27.94	$27.26		$28.82

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	$0.32	$0.27	$0.27	(c)	$0.24
Net realized and unrealized gain (loss)	(1.76)		8.20	(1.98)	6.28	2.12		(0.16)
Total from investment operations	$(1.62)		$8.48	$(1.66)	$6.55	$2.39		$0.08

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.21)	$(0.29)	$(0.31)	$(0.26)		$(0.26)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.20)		$(2.48)	$(3.70)	$(2.34)	$(1.71)		$(1.64)
Net asset value, end of period (x)	$30.97		$32.79	$26.79	$32.15	$27.94		$27.26
Total return (%) (r)(s)(t)(x)	(4.96	)(n)	31.91	(5.31)	23.56	8.77	(c)	0.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.71	0.71	0.72	0.72	(c)	0.72
Expenses after expense reductions (f)	0.70	(a)	0.69	0.69	0.70	0.71	(c)	0.70
Net investment income (loss)	0.91	(a)	0.90	0.97	0.88	0.97	(c)	0.84
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$3,593,723		$3,893,021	$3,150,030	$3,543,029	$3,272,859		$3,273,616

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class B			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$31.63		$25.95	$31.24	$27.20	$26.58		$28.13

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.06	$0.03	$0.06	(c)	$0.02
Net realized and unrealized gain (loss)	(1.70)		7.93	(1.91)	6.09	2.06		(0.16)
Total from investment operations	$(1.68)		$7.97	$(1.85)	$6.12	$2.12		$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.02)	$(0.03)	$(0.05)	$(0.05)		$(0.03)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.13)		$(2.29)	$(3.44)	$(2.08)	$(1.50)		$(1.41)
Net asset value, end of period (x)	$29.82		$31.63	$25.95	$31.24	$27.20		$26.58
Total return (%) (r)(s)(t)(x)	(5.32	)(n)	30.94	(6.06)	22.61	7.95	(c)	(0.48)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.46	1.46	1.47	1.47	(c)	1.47
Expenses after expense reductions (f)	1.47	(a)	1.46	1.46	1.47	1.47	(c)	1.46
Net investment income (loss)	0.14	(a)	0.13	0.19	0.12	0.21	(c)	0.07
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$41,557		$52,057	$53,035	$71,698	$75,916		$83,970

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class C			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$30.89		$25.40	$30.65	$26.73	$26.15		$27.73

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.04	$0.05	$0.03	$0.06	(c)	$0.02
Net realized and unrealized gain (loss)	(1.66)		7.75	(1.86)	5.99	2.03		(0.17)
Total from investment operations	$(1.64)		$7.79	$(1.81)	$6.02	$2.09		$(0.15)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.03)	$(0.03)	$(0.07)	$(0.06)		$(0.05)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.13)		$(2.30)	$(3.44)	$(2.10)	$(1.51)		$(1.43)
Net asset value, end of period (x)	$29.12		$30.89	$25.40	$30.65	$26.73		$26.15
Total return (%) (r)(s)(t)(x)	(5.30	)(n)	30.88	(6.04)	22.62	7.97	(c)	(0.54)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.46	1.46	1.47	1.47	(c)	1.47
Expenses after expense reductions (f)	1.47	(a)	1.46	1.46	1.47	1.47	(c)	1.46
Net investment income (loss)	0.14	(a)	0.13	0.16	0.12	0.21	(c)	0.07
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$148,365		$174,905	$162,991	$307,349	$295,541		$296,096

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class I			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$31.70		$25.96	$31.26	$27.23	$26.59		$28.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.34	$0.37	$0.34	$0.32	(c)	$0.30
Net realized and unrealized gain (loss)	(1.70)		7.96	(1.91)	6.10	2.09		(0.17)
Total from investment operations	$(1.53)		$8.30	$(1.54)	$6.44	$2.41		$0.13

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.35)	$(0.38)	$(0.32)		$(0.33)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.21)		$(2.56)	$(3.76)	$(2.41)	$(1.77)		$(1.71)
Net asset value, end of period (x)	$29.96		$31.70	$25.96	$31.26	$27.23		$26.59
Total return (%) (r)(s)(t)(x)	(4.82	)(n)	32.23	(5.08)	23.79	9.08	(c)	0.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.46	0.46	0.47	0.48	(c)	0.47
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.48	(c)	0.47
Net investment income (loss)	1.14	(a)	1.13	1.15	1.14	1.21	(c)	1.07
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$443,348		$470,991	$377,000	$1,271,676	$1,525,636		$2,804,058

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class R1			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$30.59		$25.24	$30.47	$26.59	$26.01		$27.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.06	$0.03	$0.05	(c)	$0.02
Net realized and unrealized gain (loss)	(1.65)		7.72	(1.85)	5.94	2.03		(0.16)
Total from investment operations	$(1.63)		$7.74	$(1.79)	$5.97	$2.08		$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.12)	$(0.03)	$(0.06)	$(0.05)		$(0.05)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.13)		$(2.39)	$(3.44)	$(2.09)	$(1.50)		$(1.43)
Net asset value, end of period (x)	$28.83		$30.59	$25.24	$30.47	$26.59		$26.01
Total return (%) (r)(s)(t)(x)	(5.33	)(n)	30.89	(6.03)	22.58	7.98	(c)	(0.51)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.46	1.46	1.47	1.48	(c)	1.47
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	1.48	(c)	1.47
Net investment income (loss)	0.13	(a)	0.08	0.18	0.11	0.21	(c)	0.07
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$12,673		$16,036	$5,066	$7,058	$7,879		$9,516

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class R2			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$30.98		$25.42	$30.69	$26.77	$26.17		$27.74

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.19	$0.22	$0.18	$0.19	(c)	$0.16
Net realized and unrealized gain (loss)	(1.66)		7.77	(1.88)	5.99	2.05		(0.17)
Total from investment operations	$(1.57)		$7.96	$(1.66)	$6.17	$2.24		$(0.01)

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.13)	$(0.20)	$(0.22)	$(0.19)		$(0.18)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.17)		$(2.40)	$(3.61)	$(2.25)	$(1.64)		$(1.56)
Net asset value, end of period (x)	$29.24		$30.98	$25.42	$30.69	$26.77		$26.17
Total return (%) (r)(s)(t)(x)	(5.06	)(n)	31.55	(5.56)	23.19	8.54	(c)	(0.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.96	0.96	0.97	0.97	(c)	0.97
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.97	(c)	0.97
Net investment income (loss)	0.64	(a)	0.63	0.69	0.61	0.71	(c)	0.57
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$97,133		$126,846	$122,858	$155,976	$153,518		$177,562

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class R3			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$32.44		$26.52	$31.87	$27.72	$27.05		$28.61

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	$0.31	$0.27	$0.26	(c)	$0.24
Net realized and unrealized gain (loss)	(1.74)		8.12	(1.97)	6.21	2.12		(0.17)
Total from investment operations	$(1.61)		$8.39	$(1.66)	$6.48	$2.38		$0.07

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)	$(0.28)	$(0.30)	$(0.26)		$(0.25)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.19)		$(2.47)	$(3.69)	$(2.33)	$(1.71)		$(1.63)
Net asset value, end of period (x)	$30.64		$32.44	$26.52	$31.87	$27.72		$27.05
Total return (%) (r)(s)(t)(x)	(4.96	)(n)	31.91	(5.36)	23.50	8.78	(c)	0.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.71	0.71	0.72	0.72	(c)	0.72
Expenses after expense reductions (f)	N/A		N/A	0.71	0.72	0.72	(c)	0.72
Net investment income (loss)	0.89	(a)	0.87	0.94	0.86	0.96	(c)	0.82
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$255,935		$298,778	$261,258	$318,535	$313,515		$333,089

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class R4			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$33.13		$27.04	$32.42	$28.16	$27.45		$29.02

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.36	$0.39	$0.35	$0.33	(c)	$0.31
Net realized and unrealized gain (loss)	(1.78)		8.28	(1.99)	6.32	2.16		(0.17)
Total from investment operations	$(1.61)		$8.64	$(1.60)	$6.67	$2.49		$0.14

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.37)	$(0.38)	$(0.33)		$(0.33)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.21)		$(2.55)	$(3.78)	$(2.41)	$(1.78)		$(1.71)
Net asset value, end of period (x)	$31.31		$33.13	$27.04	$32.42	$28.16		$27.45
Total return (%) (r)(s)(t)(x)	(4.85	)(n)	32.23	(5.10)	23.84	9.06	(c)	0.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.47	(a)	0.46	0.46	0.47	0.47	(c)	0.46
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.47	(c)	0.46
Net investment income (loss)	1.14	(a)	1.13	1.19	1.11	1.20	(c)	1.07
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$70,062		$75,864	$60,904	$69,546	$54,737		$82,539

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class R6			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$31.69		$25.95	$31.28	$27.24	$26.61		$28.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	$0.41	$0.35	$0.35	(c)	$0.33
Net realized and unrealized gain (loss)	(1.69)		7.95	(1.93)	6.13	2.08		(0.17)
Total from investment operations	$(1.51)		$8.32	$(1.52)	$6.48	$2.43		$0.16

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.40)	$(0.41)	$(0.35)		$(0.35)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.22)		$(2.58)	$(3.81)	$(2.44)	$(1.80)		$(1.73)
Net asset value, end of period (x)	$29.96		$31.69	$25.95	$31.28	$27.24		$26.61
Total return (%) (r)(s)(t)(x)	(4.77	)(n)	32.34	(5.03)	23.93	9.15	(c)	0.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.38	(a)	0.38	0.38	0.39	0.39	(c)	0.38
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A	0.39	(c)	0.38
Net investment income (loss)	1.23	(a)	1.21	1.28	1.12	1.30	(c)	1.16
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$968,084		$1,006,215	$905,246	$814,161	$114,700		$103,806

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class 529A			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$31.81		$26.05	$31.38	$27.33	$26.70		$28.28

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.29	$0.25	$0.25	(c)	$0.23
Net realized and unrealized gain (loss)	(1.70)		7.97	(1.92)	6.13	2.09		(0.18)
Total from investment operations	$(1.58)		$8.23	$(1.63)	$6.38	$2.34		$0.05

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.20)	$(0.29)	$(0.30)	$(0.26)		$(0.25)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.19)		$(2.47)	$(3.70)	$(2.33)	$(1.71)		$(1.63)
Net asset value, end of period (x)	$30.04		$31.81	$26.05	$31.38	$27.33		$26.70
Total return (%) (r)(s)(t)(x)	(4.96	)(n)	31.84	(5.37)	23.47	8.76	(c)	0.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.76	0.76	0.82	0.82	(c)	0.82
Expenses after expense reductions (f)	0.76	(a)	0.75	0.75	0.76	0.75	(c)	0.74
Net investment income (loss)	0.85	(a)	0.84	0.91	0.84	0.93	(c)	0.80
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$16,440		$16,677	$12,747	$11,725	$8,827		$7,161

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class 529B			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$29.64		$24.43	$29.68	$25.95	$25.44		$27.03

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.10	$0.24	$0.02	$0.12	(c)	$0.01
Net realized and unrealized gain (loss)	(1.57)		7.45	(1.81)	5.81	1.98		(0.15)
Total from investment operations	$(1.41)		$7.55	$(1.57)	$5.83	$2.10		$(0.14)

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.07)	$(0.27)	$(0.07)	$(0.14)		$(0.07)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.19)		$(2.34)	$(3.68)	$(2.10)	$(1.59)		$(1.45)
Net asset value, end of period (x)	$28.04		$29.64	$24.43	$29.68	$25.95		$25.44
Total return (%) (r)(s)(t)(x)	(4.76	)(n)	31.15	(5.45)	22.57	8.26	(c)	(0.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42	(a)	1.25	0.86	1.57	1.27	(c)	1.57
Expenses after expense reductions (f)	0.41	(a)	1.24	0.84	1.51	1.20	(c)	1.50
Net investment income (loss)	1.18	(a)	0.35	0.80	0.08	0.48	(c)	0.04
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$307		$444	$358	$464	$475		$438

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/20		Year ended
Class 529C			12/31/19	12/31/18	12/31/17	12/31/16		12/31/15
	(unaudited)
Net asset value, beginning of period	$29.15		$24.08	$29.28	$25.65	$25.16		$26.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.02	$0.04	$0.02	$0.04	(c)	$0.01
Net realized and unrealized gain (loss)	(1.56)		7.35	(1.77)	5.73	1.95		(0.17)
Total from investment operations	$(1.55)		$7.37	$(1.73)	$5.75	$1.99		$(0.16)

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.03)	$(0.06)	$(0.09)	$(0.05)		$(0.05)
From net realized gain	(0.06)		(2.27)	(3.41)	(2.03)	(1.45)		(1.38)
Total distributions declared to shareholders	$(0.14)		$(2.30)	$(3.47)	$(2.12)	$(1.50)		$(1.43)
Net asset value, end of period (x)	$27.46		$29.15	$24.08	$29.28	$25.65		$25.16
Total return (%) (r)(s)(t)(x)	(5.32	)(n)	30.84	(6.08)	22.54	7.91	(c)	(0.58)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.51	1.51	1.57	1.57	(c)	1.57
Expenses after expense reductions (f)	1.52	(a)	1.51	1.51	1.52	1.52	(c)	1.51
Net investment income (loss)	0.09	(a)	0.08	0.14	0.07	0.16	(c)	0.03
Portfolio turnover	11	(n)	16	13	12	12		18
Net assets at end of period (000 omitted)	$3,452		$3,775	$3,117	$3,787	$2,870		$2,817

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there

Notes to Financial Statements (unaudited) – continued

were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,586,573,028	$—	$—	$5,586,573,028
Mutual Funds	70,676,277	—	—	70,676,277
Total	$5,657,249,305	$—	$—	$5,657,249,305

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from

Notes to Financial Statements (unaudited) – continued

collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/19
Ordinary income (including any short-term capital gains)	$40,404,040
Long-term capital gains	407,417,470

Total distributions	$447,821,510

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/20

Cost of investments	$3,156,944,551
Gross appreciation	2,602,107,672

Gross depreciation	(101,802,918)
Net unrealized appreciation (depreciation)	$2,500,304,754

As of 12/31/19

Undistributed ordinary income	16,483,904
Undistributed long-term capital gain	10,162,924
Other temporary differences	19,725,617
Net unrealized appreciation (depreciation)	2,925,278,516

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 6/30/20	Year ended 12/31/19
Class A	$22,542,282	$280,490,764
Class B	176,911	3,677,635
Class C	678,245	12,468,674
Class I	3,145,482	36,170,739
Class R1	57,157	922,996
Class R2	574,000	9,472,723
Class R3	1,601,118	22,054,334
Class R4	473,271	5,515,752
Class R6	7,050,214	75,528,058
Class 529A	104,874	1,207,219
Class 529B	2,043	35,152
Class 529C	17,458	277,464
Total	$36,423,055	$447,821,510

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $235,340 and $3,765 for the six months ended June 30, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.23%	$4,402,707
Class B	0.75%	0.25%	1.00%	1.00%	221,415
Class C	0.75%	0.25%	1.00%	1.00%	764,933
Class R1	0.75%	0.25%	1.00%	1.00%	66,038
Class R2	0.25%	0.25%	0.50%	0.50%	249,747
Class R3	—	0.25%	0.25%	0.25%	327,641
Class 529A	—	0.25%	0.25%	0.24%	19,388
Class 529B	0.75%	0.25%	1.00%	0.00%	13
Class 529C	0.75%	0.25%	1.00%	1.00%	16,937
Total Distribution and Service Fees					$6,068,819

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended June 30, 2020, this rebate amounted to $369,098, $1,017, $788, $746, $13, and $14 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended June 30, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2020, were as follows:

Amount
Class A	$11,127
Class B	15,664
Class C	4,282
Class 529B	—
Class 529C	105

During the six months ended June 30, 2020, to meet the requirements of FINRA Rule 2341, MFD returned $425 of the CDSC collected in the prior fiscal year for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.24%.

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2020, were as follows:

Fee
Class 529A	$3,878
Class 529B	87
Class 529C	847
Total Program Manager Fees	$4,812

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2020, the fee was $451,969, which equated to 0.0163% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended June 30, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,266,064.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2020 was equivalent to an annual effective rate of 0.0106% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a

Notes to Financial Statements (unaudited) – continued

pension expense of $78 is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended June 30, 2020. The liability for deferred retirement benefits payable to those former independent Trustees under the DB Plan amounted to $7,240 at June 30, 2020, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2020, this reimbursement amounted to $95,622, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended June 30, 2020, purchases and sales of investments, other than short-term obligations, aggregated $596,162,295 and $753,360,709, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	4,538,626	$133,072,827	7,593,227	$239,974,213
Class B	5,064	148,736	51,899	1,515,720
Class C	303,779	8,460,628	456,759	13,620,134
Class I	2,118,299	60,280,482	3,052,953	93,614,427
Class R1	38,681	1,100,785	358,882	11,310,718
Class R2	211,488	5,948,145	395,865	11,825,986
Class R3	1,020,676	31,093,821	1,525,298	47,933,184
Class R4	288,190	9,139,666	369,197	11,741,600
Class R6	4,767,009	137,332,016	8,203,507	251,080,506
Class 529A	49,411	1,385,342	59,879	1,823,685
Class 529B	—	—	2,810	82,514
Class 529C	11,068	304,337	15,346	433,671
	13,352,291	$388,266,785	22,085,622	$684,956,358

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/20		Year ended 12/31/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	649,880	$20,126,788	7,821,831	$252,684,192
Class B	5,811	173,285	115,469	3,600,057
Class C	22,092	643,337	381,080	11,609,473
Class I	96,500	2,891,135	1,053,505	32,911,301
Class R1	1,983	57,157	30,572	922,996
Class R2	19,352	565,897	303,899	9,280,983
Class R3	52,256	1,601,118	689,920	22,054,334
Class R4	15,114	473,229	169,024	5,515,401
Class R6	222,321	6,660,724	2,296,313	71,720,611
Class 529A	3,489	104,795	38,501	1,207,219
Class 529B	73	2,043	1,203	35,152
Class 529C	636	17,458	9,646	277,464
	1,089,507	$33,316,966	12,910,963	$411,819,183

Shares reacquired
Class A	(7,889,904)	$(233,344,108)	(14,277,247)	$(451,456,443)
Class B	(263,310)	(7,554,080)	(564,870)	(17,094,240)
Class C	(892,564)	(24,846,316)	(1,593,901)	(47,457,274)
Class I	(2,271,544)	(63,618,903)	(3,770,687)	(114,947,736)
Class R1	(125,397)	(3,557,816)	(65,971)	(1,967,949)
Class R2	(1,002,879)	(29,363,364)	(1,438,686)	(42,417,849)
Class R3	(1,930,323)	(58,136,568)	(2,855,266)	(88,410,401)
Class R4	(355,872)	(10,762,258)	(500,594)	(16,131,997)
Class R6	(4,419,471)	(127,919,293)	(13,631,022)	(410,216,499)
Class 529A	(29,815)	(880,124)	(63,428)	(1,931,615)
Class 529B	(4,115)	(112,921)	(3,692)	(107,472)
Class 529C	(15,483)	(380,813)	(24,940)	(699,632)
	(19,200,677)	$(560,476,564)	(38,790,304)	$(1,192,839,107)

Net change
Class A	(2,701,398)	$(80,144,493)	1,137,811	$41,201,962
Class B	(252,435)	(7,232,059)	(397,502)	(11,978,463)
Class C	(566,693)	(15,742,351)	(756,062)	(22,227,667)
Class I	(56,745)	(447,286)	335,771	11,577,992
Class R1	(84,733)	(2,399,874)	323,483	10,265,765
Class R2	(772,039)	(22,849,322)	(738,922)	(21,310,880)
Class R3	(857,391)	(25,441,629)	(640,048)	(18,422,883)
Class R4	(52,568)	(1,149,363)	37,627	1,125,004
Class R6	569,859	16,073,447	(3,131,202)	(87,415,382)
Class 529A	23,085	610,013	34,952	1,099,289
Class 529B	(4,042)	(110,878)	321	10,194
Class 529C	(3,779)	(59,018)	52	11,503
	(4,758,879)	$(138,892,813)	(3,793,719)	$(96,063,566)

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2020, the fund’s commitment fee and interest expense were $14,813 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$58,192,065	$241,771,588	$229,276,819	$(14,579)	$4,022	$70,676,277

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$304,128	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests.

MFS provided a written report to the Board for consideration at its April 2020 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from the adoption of the Program on December 1, 2018 to December 31, 2019 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.

There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on the “Announcements” tab, if any.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for Massachusetts Investors Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.  Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 17, 2020

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 17, 2020

*	Print name and title of each signing officer under his or her signature.